Long-Term Debt - Summary of Debt (Parenthetical) (Detail)	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Series C Revolving Credit Facility Due 2017
Debt Instrument [Line Items]
Credit facility, due date		Nov. 16, 2017	Nov. 16, 2017
Series A, B Revolving Credit Facilities Due 2019
Debt Instrument [Line Items]
Credit facility, due date		Mar. 31, 2019
6.375% Senior Secured Notes due 2019
Debt Instrument [Line Items]
Debt instrument interest rate	6.375%	6.375%	6.375%
Debt instrument maturity date	Dec. 01, 2019	Dec. 01, 2019	Dec. 01, 2019
8.75% Senior Notes due 2020
Debt Instrument [Line Items]
Debt instrument interest rate	8.75%	8.75%	8.75%
Debt instrument maturity date	Dec. 01, 2020	Dec. 01, 2020	Dec. 01, 2020
8.875% Senior Secured Notes Due 2022
Debt Instrument [Line Items]
Debt instrument interest rate		8.875%
Debt instrument maturity date		Dec. 01, 2022